UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York           May 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $96,525
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Wilson Capital Management LLC
                                                           March 31, 2008

COLUMN 1                       COLUMN 2        COLUMN 3      COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7        COLUMN 8

                               TITLE OF                      VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP         (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS   SOLE       SHARED   NONE

ARCH COAL INC                  COM             039380 10 0   2,140       49,200  SH         SOLE    NONE    49,200
AMERICAN EAGLE OUTFITTERS NE   COM             02553E 10 6   1,942      110,900  SH         SOLE    NONE   110,900
AMERICAN AXLE & MFG HLDGS IN   COM             024061 10 3   1,308       63,800  SH         SOLE    NONE    63,800
PEABODY ENERGY CORP            COM             704549 10 4   3,259       63,900  SH         SOLE    NONE    63,900
CELANESE CORP DEL              COM SER A       150870 10 3   3,870       99,100  SH         SOLE    NONE    99,100
CHAMPION ENTERPRISES INC       COM             158496 10 9   3,350      334,000  SH         SOLE    NONE   334,000
CARTER INC                     COM             146229 10 9   1,592       98,600  SH         SOLE    NONE    98,600
CREDIT SUISSE GROUP            SPONSORED ADR   225401 10 8   2,544       50,000  SH         SOLE    NONE    50,000
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446 10 2   3,883      134,700  SH         SOLE    NONE   134,700
CENTEX CORP                    COM             152312 10 4   2,351       97,100  SH         SOLE    NONE    97,100
QUEST DIAGNOSTICS INC          COM             74834L 10 0   1,213       26,800  SH         SOLE    NONE    26,800
GENENTECH INC                  COM NEW         368710 40 6   3,028       37,300  SH         SOLE    NONE    37,300
EAGLE BULK SHIPPING INC        COM             Y2187A 10 1   4,016      155,900  SH         SOLE    NONE   155,900
EAGLE MATERIALS INC            COM             26969P 10 8   3,811      107,200  SH         SOLE    NONE   107,200
FISERV INC                     COM             337738 10 8   2,491       51,800  SH         SOLE    NONE    51,800
F M C CORP                     COM NEW         302491 30 3   3,973       71,600  SH         SOLE    NONE    71,600
FORESTAR REAL ESTATE GROUP I   COM             346233 10 9     738       29,633  SH         SOLE    NONE    29,633
FLOTEK INDS INC DEL            COM             343389 10 2     872       59,800  SH         SOLE    NONE    59,800
GUESS INC                      COM             401617 10 5   2,796       69,100  SH         SOLE    NONE    69,100
GUARANTY FINL GROUP INC        COM             40108N 10 6     315       29,633  SH         SOLE    NONE    29,633
GULFMARK OFFSHORE INC          COM             402629 10 9   1,631       29,800  SH         SOLE    NONE    29,800
HOLOGIC INC                    COM             436440 10 1   3,668       65,972  SH         SOLE    NONE    65,972
HUNT J B TRANS SVCS INC        COM             445658 10 7   5,277      167,900  SH         SOLE    NONE   167,900
MCDERMOTT INTL INC             COM             580037 10 9   6,107      111,400  SH         SOLE    NONE   111,400
OLD DOMINION FGHT LINES INC    COM             679580 10 0   4,456      140,000  SH         SOLE    NONE   140,000
QUANTA SVCS INC                COM             74762E 10 2   4,435      191,400  SH         SOLE    NONE   191,400
REPUBLIC AWYS HLDGS INC        COM             760276 10 5   2,954      136,400  SH         SOLE    NONE   136,400
STERLING CONSTRUCTION CO INC   COM             859241 10 1     486       26,700  SH         SOLE    NONE    26,700
SOUTHWESTERN ENERGY CO         COM             845467 10 9   6,108      181,300  SH         SOLE    NONE   181,300
THOR INDS INC                  COM             885160 10 1   3,212      107,900  SH         SOLE    NONE   107,900
TRINITY INDS INC               COM             896522 10 9   3,806      142,800  SH         SOLE    NONE   142,800
WEYERHAEUSER CO                COM             962166 10 4   4,891       75,200  SH         SOLE    NONE    75,200



SK 02990 0004 878437